Restricted Net Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Net Assets	¥ 41,040,036	¥ 27,751,253
Percentage of after-tax profits for appropriations prior to dividend payment	10.00%
Maximum [Member]
Percentage of general reserve fund on registered capital	50.00%
Percentage of statutory surplus fund on registered capital	50.00%
Minimum [Member]
Percentage of profits after tax to general reserve fund	10.00%
Percentage of statutory surplus fund on profits after tax	10.00%